Payments, by Government - 12 months ended Mar. 31, 2026 - USD ($)	Taxes	Royalties	Fees	Total Payments
China | Government of Henan Province
Total	$ 33,806,992	$ 21,552,577	$ 11,749,281	$ 67,108,850
China | Government of Guangdong Province
Total	$ 597,920	$ 749,443	613,442	1,960,805
Ecuador | Government of Ecuador
Total			$ 2,886,809	$ 2,886,809